Acquisitions of Subsidiaries	12 Months Ended
Dec. 31, 2011
Acquisitions of Subsidiaries
Acquisitions of Subsidiaries

5. Acquisitions of Subsidiaries

In March 2011, the Group acquired Firmway Assets Limited (“Firmway”), a company incorporated in the British Virgin Islands, for $12,000,000 from E-House China Real Estate Investment Fund I, L.P. (the “Fund”). Firmway had acquired a 20-year lease for an office building in Shanghai and was developing such building for subsequent sub-lease. The Group acquired Firmway to obtain the lease of the office building, which the Group intends to use as its corporate office. The purchase price was allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Cash	1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608	20 years
Liabilities assumed	(1,927)
Favorable lease term	5,264,862	20 years
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)

Total	12,000,000

The goodwill was allocated to the real estate information and consulting services segment and is not deductible for tax purposes.

In August 2011, the Group acquired Beijing Jiahua Xinlian Media Advertisement Co., Ltd. (“Beijing Jiahua”), which is a real estate advertisement agency, in exchange for a 16% equity interest of the Group’s subsidiary Beijing Yisheng Leju Advertisement Co., Ltd. (“Beijing Advertisement”) having a fair value of $3,398,954, and cash consideration of $9,416,363, to further expand its real estate online services. The acquisition was made to expand the Group’s online advertising business by leveraging Beijing Jiahua’s advertising network. The goodwill mainly reflected the competitive advantages the Company expected to realize from Beijing Jiahua’s standing in the online advertising agency industry, including synergies related to sales and distribution, and growth prospects for higher sales volumes and improved market position, which do not qualify for separate recognition of intangible assets.

The transaction was accounted for using the purchase method with the purchase price allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,775
Liabilities assumed	(468)
Customer relationship	3,307,686	7.3 years
Non-compete agreements	953,596	2.6 years
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)

Total	12,815,317

The goodwill was allocated to real estate online services segment and is not deductible for tax purposes.

In August 2011, the Group acquired Beijing Shangtuo Shunze Media Advertisement Co. Ltd (“Beijing Shangtuo”), which is a real estate advertisement agency, in exchange for a 5% equity interest in Beijing Advertisement, having a fair value of $1,062,173, and cash consideration of $3,139,312. The acquisition was made to expand the Group’s online advertising business by leveraging Beijing Shangtuo’s advertising network. The goodwill mainly reflected the competitive advantages the Company expected to realize from Beijing Shangtuo’s standing in the online advertising agency industry, including synergies related to sales and distribution, and growth prospects for higher sales volumes and improved market position, which do not qualify for separate recognition of intangible assets.

The transaction was accounted for using the purchase method with the purchase price allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,827
Liabilities assumed	(928)
Customer relationship	983,494	7.3 years
Non-compete agreements	413,854	2.6 years
Goodwill	3,075,575
Deferred tax liabilities	(349,337)

Total	4,201,485

The goodwill was allocated to real estate online services segment and is not deductible for tax purposes.

In October 2009, the Group acquired SINA’s 66% equity interest in COHT, increasing its interest from 34% to 100%, in exchange for 47,666,667 of CRIC’s ordinary shares. The Group acquired COHT in an effort to create substantial synergies between its current operations and COHT’s online real estate business by, among other things, providing its real estate developer clients with access to SINA’s large Internet user base and leveraging its established relationships with real estate developers to attract more advertising clients for COHT’s real estate websites.

The following table summarizes the consideration transferred to acquire COHT:

Amount
$

Fair value of CRIC’s shares issued*	572,000,004
Replacement of COHT share options	14,960,796

Consideration	586,960,800
Fair value of the Group’s investment in COHT held before the business combination**	27,078,000

Total value to be allocated in purchase accounting	614,038,800

*	The fair value of the 47,666,667 ordinary shares issued by the CRIC was based on the IPO offering price of CRIC’s ADS.

**

As a result of the Group obtaining control over COHT, the Group’s previously held equity interest was re-measured to fair value of $27,078,000, with the excess of fair value over the carrying amount recognized as a gain of $21,453,221.

The purchase price has been allocated as follows:

	Allocated Value	Amortization Period
	$
Total tangible assets acquired	26,703,269
Liabilities assumed	(17,432,772)
Intangible assets acquired:
— License agreements with SINA	80,660,000	10 years
— Real estate advertising agency agreement with SINA	106,790,000	10 years
— CRIC database license agreement	8,300,000	9 years
— Customer relationship	5,580,000	10 years
— Contract backlog	110,000	1 year
Goodwill	444,885,665
Deferred tax liabilities	(41,557,362)

Total	614,038,800

The acquisition was accounted for as a purchase transaction, and accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of acquisition. The primary items that generated the goodwill were the value of the synergies between COHT and CRIC and the acquired assembled workforce, neither of which qualified as an amortizable intangible asset. The goodwill was assigned to the real estate online services segment and is not deductible for tax purposes.

The fair value of the assets acquired included accounts receivable of $13,177,212. The gross amount due under contracts was $15,617,292, of which $2,440,080 was determined to be uncollectible. CRIC did not acquire any other class of receivable as a result of this acquisition.

Prior to the acquisition of COHT, CRIC had a pre-existing relationship with COHT in the form of an ongoing obligation to maintain and update the CRIC database, which was contributed to COHT through a 10-year license. CRIC had recorded deferred revenue of $2,400,951 at the date of COHT’s inception in 2008. Upon completion of its acquisition of COHT in October 2009, CRIC recorded a $2,100,832 gain on settlement of this pre-existing relationship, which equals the remaining unamortized deferred revenue.

In April 2009, the Group acquired Portal Overseas Limited (“Portal Overseas”), a company incorporated in the British Virgin Islands, for $7,193,030. Portal Overseas had acquired a 20-years lease for an office building in Shanghai and was developing such building for subsequent sub-lease. The Group acquired Portal Overseas to obtain the lease of the office building, which CRIC uses as its corporate office. The purchase price was allocated as follows:

	Allocated Value	Amortization Period
	$
Cash	1,265,772
Other current assets	1,463,529
Liabilities assumed	(4,390,507)
Leasehold improvement	2,077,479	5-20 years
Prepaid rent	4,348,647	20 years
Favorable lease term	2,428,110	20 years

Total	7,193,030

The current portion of prepaid rent was included in prepaid expenses and other current assets.